Other intangible assets	12 Months Ended
Dec. 31, 2021
Other intangible assets
Other intangible assets
13 Other intangible assets

Other intangible assets includes assets acquired in a business combination, internally generated assets and assets acquired separately.

Intangible assets acquired in a business combination

Intangible assets acquired in a business combination are recognised separately from goodwill and are initially recognised at their fair values at the acquisition date (which is regarded as their cost). Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortisation and accumulated impairment losses (if any). Amortisation is recognised on a straight-line basis over the assets’ estimated useful lives.

Internally generated intangible assets

Expenditure on research activities is recognised as an expense in the period in which it is incurred. An internally generated intangible asset arising from development (or from the development phase of an internal project) is recognised only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and Just Eat Takeaway.com intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognised in profit or loss as incurred. The amount initially recognised for internally generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria.

Subsequent expenditure is capitalised only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognised in profit or loss as incurred.

Subsequent to initial recognition, internally generated intangible assets are reported at cost less accumulated amortisation and accumulated impairment losses (if any). Amortisation starts when the intangible asset is available for use and is recognised on a straight-line basis over the assets’ estimated useful lives.

Intangible assets acquired separately

Intangible assets acquired separately are carried at cost less accumulated amortisation and accumulated impairment losses (if any). Amortisation is recognised on a straight-line basis over the assets’ estimated useful lives. The estimated useful life and amortisation method are reviewed at the end of each reporting period, with the effect of any change in estimates being accounted for on a prospective basis.

Useful lives

We have the following classes of intangible assets with accompanying finite useful lives:

•           Brand names: 3-20 years

•           Consumer lists: 6-33 years

•           Restaurant databases: 5-20 years

•           Technology platforms: 5-20 years

•           Development costs: 3-5 years

•           Other: 3-10 years

An intangible asset is derecognised on disposal, or when no future economic benefits are expected from use or disposal. Any resulting gain or loss is measured as the difference between the net disposal proceeds and the carrying amount of the asset and is recognised in profit or loss when the asset is derecognised.

€ millions	Brand names	Consumer lists	Restaurant databases	Technology platforms	Development costs	Other	Total
Cost
Balance as at 1 January 2020	27	340	32	10	-	9	418
Additions	-	-	-	-	13	3	16
Additions from business combinations	499	2,243	101	189	(0)	9	3,041
Foreign exchange and other movements	(13)	(61)	(1)	(5)	0	(1)	(81)
Balance as at 31 December 2020	513	2,522	132	194	13	20	3,394
Additions	-	-	-	-	39	23	62
Additions from business combinations	455	1,264	318	223	-	-	2,260
Disposals	-	-	-	-	(1)	-	(1)
Foreign exchange and other movements	62	228	27	31	2	0	350
Balance as at 31 December 2021	1,030	4,014	477	448	53	43	6,065

Accumulated amortisation and impairment
Balance as at 1 January 2020	(4)	(31)	(3)	(1)	-	(6)	(45)
Amortisation expense	(19)	(75)	(13)	(30)	(1)	(6)	(144)
Foreign exchange and other movements	(1)	2	(2)	2	0	1	2
Balance as at 31 December 2020	(24)	(104)	(18)	(29)	(1)	(11)	(187)
Amortisation expense	(45)	(129)	(40)	(70)	(8)	(6)	(298)
Impairment expense	(11)	(18)	(7)	-	-	0	(36)
Foreign exchange and other movements	(3)	(5)	(1)	(6)	1	1	(13)
Balance as at 31 December 2021	(83)	(256)	(66)	(105)	(8)	(16)	(534)

Balance as at 31 December 2020	489	2,418	114	165	12	9	3,207
Balance as at 31 December 2021	947	3,758	411	343	45	27	5,531

Brand names, consumer lists, restaurant databases and the technology platforms relate primarily to the acquired intangible assets of Grubhub, Just Eat, Delivery Hero Germany, Yourdelivery and 10bis. The additions for Development costs include an amount of €9 million related to capitalised share-based payments (2020: nil).

Intangible assets other than goodwill are reviewed at each reporting period to determine whether there is any indication that the assets may be impaired. If an impairment indicator is identified, an impairment test is carried out in line with the general impairment testing policy for non-financial assets. In 2021, an impairment loss of €36 million is recognized (2020: nil, 2019: nil). Refer to Note 12 for more information on the impairments in 2021.